APIC Offset To Accumulated Deficit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss [Line Items]
Reserves to set-off the accumulated deficit	$ 6,199.9